Borrowings Table (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Borrowings [Line Items]
Short-term borrowings		$ 51,082	$ 49,860
Long-term borrowings		132,187	144,659
Debt excluding assumed debt		18,455
Guaranteed investment contracts
Borrowings [Line Items]
Short-term borrowings and long-term borrowings		160	439
Intersegment
Borrowings [Line Items]
Short-term borrowings			(18,549)
Long-term borrowings			(67,128)
Commercial Paper | US
Borrowings [Line Items]
Short-term borrowings			650
Commercial Paper | Non U.S.
Borrowings [Line Items]
Short-term borrowings			4,351
Other Short Term Borrowing
Borrowings [Line Items]
Funding secured by real estate, aircraft and other collateral		2,580	2,679
Subordinated Debentures | Consolidated Securitization Entities
Borrowings [Line Items]
Long-term borrowings		918	773
GE
Borrowings [Line Items]
Short-term borrowings	[1],[2]	20,659	19,792
Long-term borrowings	[1],[2]	72,353	83,309
GE | Commercial Paper
Borrowings [Line Items]
Short-term borrowings			500
GE | Current Portion Of Long Term Borrowings
Borrowings [Line Items]
Short-term borrowings			17,770
GE | Other Short Term Borrowing
Borrowings [Line Items]
Short-term borrowings			1,522
GE | Senior Notes
Borrowings [Line Items]
Long-term borrowings			72,471
GE | Other Long Term Borrowing
Borrowings [Line Items]
Long-term borrowings			1,298
GE Capital
Borrowings [Line Items]
Short-term borrowings	[2]	48,736	48,617
Long-term borrowings	[2]	116,257	128,478
Non-recourse borrowings (Note 8)		1,471	1,534
GE Capital | Current Portion Of Long Term Borrowings
Borrowings [Line Items]
Short-term borrowings			24,969
GE Capital | Intercompany Payable To GE | Intersegment
Borrowings [Line Items]
Short-term borrowings and long-term borrowings		85,114
GE Capital | Other Short Term Borrowing
Borrowings [Line Items]
Short-term borrowings			1,005
GE Capital | Subordinated Notes
Borrowings [Line Items]
Long-term borrowings			251
GE Capital | Subordinated Debentures | Trust Assets Unconditionally Guaranteed by GE
Borrowings [Line Items]
Long-term borrowings		$ 2,334
GE Capital | Other Long Term Borrowing
Borrowings [Line Items]
Long-term borrowings			$ 2,058

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.
[2]	On December 2, 2015, senior unsecured notes and commercial paper was assumed by GE upon its merger with GE Capital resulting in an intercompany payable to GE. The short-term borrowings were $17,268 million and $17,642 million and the long-term borrowings were $56,355 million and $67,062 million at March 31, 2016 and December 31, 2015, respectively. See Note 9 for addition al information.